Cover	6 Months Ended
May 31, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Intelligent Group Limited
Entity Central Index Key	0001916416
Entity File Number	001-41974
Document Period End Date	May 31, 2026
Current Fiscal Year End Date	--11-30